Other Financial Assets	12 Months Ended
Feb. 28, 2023
Other Financial Assets [Abstract]
OTHER FINANCIAL ASSETS

14. OTHER FINANCIAL ASSETS

	As of February 28
Figures in Rand thousands	2023	2022

Non-current assets
Derivative – call option [1]	388	1,359

Current assets
Derivative – put option [2]	-	15,305
	388	16,664

[1]	Relates to the acquisition of Picup. See Note 28 for details.

[2]	Relates to the put option agreement entered with ultimate controlling shareholder to grant the Group the right to sell all its interest in Picup. The put option expired on August 31, 2022. As this is a transaction with owner, the fair value and subsequent changes fair value of the put option is recognized directly against retained earnings.